Other Current and Non-current Assets	6 Months Ended
Jun. 30, 2015
Other Current and Non-current Assets
Other Current and Non-current Assets

6Other Current and Non-current Assets

Other current assets consisted of the following (in thousands):

	As of June 30, 2015	As of December 31, 2014
Claims receivable	$5,949	$7,856
Other assets	2,727	3,784

Total	$8,676	$11,640

As of June 30, 2015 and December 31, 2014, claims receivable consists of insurance and other claims. As of June 30, 2015 and December 31, 2014, the Company had an outstanding claim receivable of $3.9 million and $7.0 million, respectively, in relation to a collision incident of the Hanjin Italy outside Singapore.

Other non-current assets consisted of the following (in thousands):

	As of June 30, 2015	As of December 31, 2014
Fair value of swaps	$366	$664
Series 1 ZIM notes, net	6,427	6,274
Series 2 ZIM notes, net	31,700	30,923
Equity participation ZIM	28,693	28,693
Other assets	3,159	1,952

Total	$70,345	$68,506

As of July 16, 2014, ZIM and its creditors entered into definitive documentation effecting ZIM’s restructuring with its creditors on substantially the same terms as the agreement in principle previously announced by ZIM in January 2014. The terms of the restructuring include a reduction in the charter rates payable by ZIM under its time charters, expiring in 2020 or 2021, for six of the Company’s vessels, which had already been implemented beginning in January 2014. The terms also include the receipt of approximately $49.9 million aggregate principal amount of unsecured, interest bearing ZIM notes maturing in 2023 (consisting of $8.8 million of 3% Series 1 Notes due 2023 amortizing subject to available cash flow in accordance with a corporate cash sweep mechanism, and $41.1 million of 5% Series 2 Notes due 2023 non-amortizing (of the 5% interest rate, 3% is payable quarterly in cash and 2% is accrued quarterly with deferred cash payment on maturity)) and ZIM shares representing approximately 7.4% of the outstanding ZIM shares immediately after the restructuring, in exchange for such charter rate reductions and cancellation of ZIM’s other obligations to the Company which related to the outstanding long term receivable as of December 31, 2013.

As of July 16, 2014, the Company calculated the fair value of the instruments received from ZIM based on the agreement discussed above, other available information on ZIM, other contracts with similar terms, remaining maturities and interest rates and recorded at fair value an amount of $6.1 million in relation to the Series 1 Notes, $30.1 million in relation to the Series 2 Notes and $28.7 million in relation to its equity participation in ZIM. On a quarterly basis, the Company will account for the fair value unwinding of the Series 1 Notes and Series 2 Notes until the value of the instruments equals their face values on maturity. As of June 30, 2015 and December 31, 2014, the Company recorded $6.4 million and $6.3 million in relation to the Series 1 Notes and $31.7 million and $30.9 million in relation to the Series 2 Notes, respectively and recognized $0.5 million and $0.6 million in relation to their fair value unwinding in the condensed consolidated Statements of Income in “Interest income” for the six months ended June 30, 2015 and for the year ended December 31, 2014. Furthermore, for the six months ended June 30, 2015 and for the year ended December 31, 2014, the Company recognized in the condensed consolidated Statements of Income in “Interest income”, a non-cash interest income of $0.4 million and $0.4 million, respectively, in relation to the 2% interest of Series 2 Notes, which is accrued quarterly with deferred cash payment on maturity. The Company will test periodically for impairment of these investments based on the existence of triggering events that indicate ZIM’s debt instruments and interest in equity may have been impaired.

Furthermore, as of July 16, 2014, an amount of $39.1 million, which represents the additional compensation received from ZIM, was recorded as unearned revenue representing compensation to the Company for the future reductions in the daily charter rates payable by ZIM under its time charters, expiring in 2020 or 2021, for six of the Company’s vessels. This amount is recognized in the condensed consolidated Statements of Income in “Operating revenues” over the remaining life of the respective time charters. During the six months ended June 30, 2015 and the year ended December 31, 2014, the Company recorded an amount of $3.0 million and $2.7, million, respectively of unearned revenue amortization in “Operating revenues”. As of June 30, 2015, the outstanding balances of the current and non-current portion of unearned revenue in relation to ZIM amounted to $6.0 million and $27.4 million, respectively. As of December 31, 2014, the corresponding outstanding balances of the current and non-current portion of unearned revenue amounted to $6.0 million and $30.4 million, respectively. Refer to Notes 11c, Financial Instruments- Fair value of Financial Instruments.

In respect to the fair value of swaps, refer to Note 11b, Financial Instruments—Fair Value Interest Rate Swap Hedges.